Investments accounted for using equity method (Details Narrative) $ in Thousands, $ in Thousands, $ in Thousands													12 Months Ended
	Dec. 21, 2023 CLP ($)	Dec. 21, 2023 ARS ($)	Oct. 25, 2023 CLP ($)	Oct. 25, 2023 ARS ($)	Sep. 27, 2023 CLP ($)	Sep. 27, 2023 ARS ($)	Jun. 06, 2023 CLP ($)	Jun. 06, 2023 ARS ($)	Mar. 30, 2023 ARS ($)	Nov. 30, 2022 CLP ($) shares	Apr. 28, 2022 CLP ($) shares	Apr. 28, 2022 USD ($) shares	Dec. 31, 2023 CLP ($) lb	Dec. 31, 2023 USD ($) lb	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CLP ($)	Aug. 16, 2017 CLP ($)	Aug. 16, 2017 USD ($)
IfrsStatementLineItems [Line Items]
Other cash payments to acquire interests in joint ventures, classified as investing activities | $													$ 7,086,899		$ 36,465,915		$ 5,791,718
Compaa Cerveceras Unidas Argentina Sa [Member] | Aguas Danone De Argentina S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate										50.00%	49.00%	49.00%
Purchase of interests in investments accounted for using equity method										$ 542,974	$ 27,386,281	$ 28,800
Number of shares held in associate											49,000	49,000
Number of additional shares held in associate										634,061
Increase decrease in proportion of ownership interest in associate										1.00%
Zona Franca Central Cervecera S A S [Member] | Ccu Inversiones Ll Limitada [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired																		50.00%	50.00%
Consideration transferred, acquisition-date fair value																		$ 6,432	$ 10,204
Central Cervecera De Colombia Sas [Member]
IfrsStatementLineItems [Line Items]
Annual beer production capacity in hectoliters | lb													3,000,000	3,000,000
Other cash payments to acquire interests in joint ventures, classified as investing activities													$ 206,283,598	$ 304,170,191	$ 202,106,752	$ 298,959,619
Foods Compania De Alimentos Ccu Sa [Member] | Bodega San Juan S A U [Member]
IfrsStatementLineItems [Line Items]
Decrease in Capital	$ 86,937	$ 80,385,000	$ 159,661	$ 62,811,000	$ 4,373,920	$ 1,688,179,074	$ 95,601	$ 29,142,000	$ 80,158,267				$ 304,411